Fair Value Measurement (Details) - Schedule of Fair Market Value Per Share and Exercise Price Fair Value of Warrants ¥ in Thousands, $ in Thousands		6 Months Ended			12 Months Ended
	Nov. 23, 2022 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Fair Market Value Per Share and Exercise Price Fair Value of Warrants [Abstract]
Fair value of warrants at beginning of the year (Level 3)		¥ 3,952	$ 557
Issuances
Change in fair value	¥ 36,800	(2,338)	$ (322)	¥ (11,551)	¥ (20,732)	$ (2,920)	¥ (11,219)
Effect of exchange rate changes		18
Fair value of warrants at end of the year (Level 3)		¥ 1,632			¥ 3,952	$ 557